Derivative Financial Instruments and Hedging (Tables)	12 Months Ended
Mar. 31, 2012
Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2010 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥1,070	Interest on loans and investment securities/Interest expense	¥89	—	¥0

Foreign exchange contracts	(28)	Foreign currency transaction loss	28	—	0
Foreign currency swap agreements	(2,415)	Interest on loans and investment securities/Interest expense/Foreign currency transaction loss	1,030	—	0

(2) Fair value hedges

	Gains (losses) recognized in income on derivative		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥924	Interest on loans and investment securities/Interest expense	¥(1,231)	Interest on loans and investment securities/Interest expense

Foreign exchange contracts	4,700	Foreign currency transaction loss	(4,700)	Foreign currency transaction loss

Foreign currency swap agreements	349	Foreign currency transaction loss	(349)	Foreign currency transaction loss

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥(45)	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥820	—	¥0
Borrowings and bonds in local currency	1,783	—	0	—	0

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥14	Other operating revenues/expenses
Foreign currency swap agreements	998	Other operating revenues/expenses
Futures	(147)	Brokerage commissions and net gains on investment securities
Foreign exchange contracts	67	Brokerage commissions and net gains on investment securities
Credit derivatives held/written	383	Other operating revenues/expenses
Options held/written, Caps held	(477)	Other operating revenues/expenses

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2011 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Interest rate swap agreements	¥ 598	Interest on loans and investment securities/Interest expense	¥313	—	¥ 0

Foreign exchange contracts	526	Foreign currency transaction loss	(291)	—	0

Foreign currency swap agreements	(2,623)	Interest on loans and investment securities/Interest expense/Foreign currency transaction loss	(383)	—	0

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other		Gains (losses) recognized in income on hedged item
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥1,986	Interest on loans and investment securities/Interest expense	¥(2,217)	Interest on loans and investment securities/Interest expense

Foreign exchange contracts	8,765	Foreign currency transaction loss	(8,765)	Foreign currency transaction loss

Foreign currency swap agreements	4,297	Foreign currency transaction loss	(4,297)	Foreign currency transaction loss

Foreign currency long-term-debt	1,193	Foreign currency transaction loss	(1,193)	Foreign currency transaction loss

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)	Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)		Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Consolidated statements of income location	Millions of yen	Consolidated statements of income location	Millions of yen
Foreign exchange contracts	¥ 4,468	Gains on sales of subsidiaries and affiliates and liquidation losses, net	¥ 39	—	¥ 0
Borrowings and bonds in local currency	3,711	—	0	—	0

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Consolidated statements of income location
Interest rate swap agreements	¥34	Other operating revenues/expenses
Foreign currency swap agreements	(10)	Other operating revenues/expenses
Futures	1,897	Brokerage commissions and net gains on investment securities
Foreign exchange contracts	(245)	Brokerage commissions and net gains on investment securities
Credit derivatives held/written	(675)	Other operating revenues/expenses
Options held/written, Caps held and other	660	Other operating revenues/expenses

The effect of derivative instruments on the consolidated statements of income, pre-tax, for fiscal 2012 is as follows.

(1) Cash flow hedges

	Gains (losses) recognized in other comprehensive income on derivative (effective portion)		Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)			Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Millions of U.S. dollars	Consolidated statements of income location	Millions of yen	Millions of U.S. dollars	Consolidated statements of income location	Millions of yen	Millions of U.S. dollars
Interest rate swap agreements	¥(489)	$(6)	Interest on loans and investment securities/Interest expense	¥44	$0	—	¥0	$0
Foreign exchange contracts	(526)	(7)	Foreign currency transaction loss	(696)	(8)	—	0	0
Foreign currency swap agreements	(409)	(5)	Interest on loans and investment securities/Interest expense/Foreign currency transaction loss	1,031	12	—	0	0

(2) Fair value hedges

	Gains (losses) recognized in income on derivative and other			Gains (losses) recognized in income on hedged item
	Millions of yen	Millions of U.S. dollars	Consolidated statements of income location	Millions of yen	Millions of U.S. dollars	Consolidated statements of income location
Interest rate swap agreements	¥4,072	$50	Interest on loans and investment securities/Interest expense	¥(4,337)	$(53)	Interest on loans and investment securities/Interest expense

Foreign exchange contracts	972	12	Foreign currency transaction loss	(972)	(12)	Foreign currency transaction loss
Foreign currency swap agreements	227	3	Foreign currency transaction loss	(227)	(3)	Foreign currency transaction loss
Foreign currency long-term-debt	69	1	Foreign currency transaction loss	(69)	(1)	Foreign currency transaction loss

(3) Hedges of net investment in foreign operations

	Gains (losses) recognized in other comprehensive income on derivative and others (effective portion)		Gains (losses) reclassified from accumulated other comprehensive income (loss) into income (effective portion)			Gains (losses) recognized in income on derivative and others (ineffective portion and amount excluded from effectiveness testing)
	Millions of yen	Millions of U.S. dollars	Consolidated statements of income location	Millions of yen	Millions of U.S. dollars	Consolidated statements of income location	Millions of yen	Millions of U.S. dollars
Foreign exchange contracts	¥(1,198)	$(15)	—	¥0	$0	—	¥0	$0
Borrowings and bonds in local currency	1,348	16	—	0	0	—	0	0

(4) Trading derivatives or derivatives not designated as hedging instruments

	Gains (losses) recognized in income on derivative
	Millions of yen	Millions of U.S. dollars	Consolidated statements of income location
Interest rate swap agreements	¥23	$0	Other operating revenues/expenses
Foreign currency swap agreements	24	0	Other operating revenues/expenses
Futures	(1,056)	(13)	Brokerage commissions and net gains on investment securities
Foreign exchange contracts	615	7	Brokerage commissions and net gains on investment securities
Credit derivatives held/written	(92)	(1)	Other operating revenues/expenses
Options held/written, Caps held and other	137	2	Other operating revenues/expenses

Notional Amounts of Derivative Instruments and Fair Values of Derivative Instruments in Consolidated Balance Sheets

Notional amounts of derivative instruments and other, fair values of derivative instruments and other in consolidated balance sheets at March 31, 2011 and 2012 are as follows.

March 31, 2011

		Asset derivatives		Liability derivatives
	Notional amount	Fair value	Consolidated balance sheets location	Fair value	Consolidated balance sheets location
	Millions of yen	Millions of yen		Millions of yen
Derivatives designated as hedging instruments:
Interest rate swap agreements	¥276,132	¥2,070	Other receivables	¥1,273	Trade notes, accounts payable and other liabilities
Futures, Foreign exchange contracts	163,342	1,075	Other receivables	3,509	Trade notes, accounts payable and other liabilities
Foreign currency swap agreements	179,429	13,072	Other receivables	31,830	Trade notes, accounts payable and other liabilities
Foreign currency long-term-debt	116,695	0	—	0	—
Trading derivatives or derivatives not designated as hedging instruments:
Interest rate swap agreements	¥3,129	¥0	—	¥47	Trade notes, accounts payable and other liabilities
Options held/written, Caps held	124,034	3,467	Other receivables	2,071	Trade notes, accounts payable and other liabilities
Futures, Foreign exchange contracts	227,640	1,558	Other receivables	1,459	Trade notes, accounts payable and other liabilities
Foreign currency swap agreements	10,073	1,694	Other receivables	1,651	Trade notes, accounts payable and other liabilities
Credit derivatives held/written	36,027	49	Other receivables	236	Trade notes, accounts payable and other liabilities

March 31, 2012

			Asset derivatives			Liability derivatives
	Notional amount		Fair value		Consolidated balance sheets location	Fair value		Consolidated balance sheets location
	Millions of yen	Millions of U.S. dollars	Millions of yen	Millions of U.S. dollars		Millions of yen	Millions of U.S. dollars
Derivatives designated as hedging instruments and other:
Interest rate swap agreements	¥234,523	$2,853	¥4,624	$56	Other receivables	¥1,253	$15	Trade notes, accounts payable and other liabilities

Futures, Foreign exchange contracts	90,813	1,105	325	4	Other receivables	4,985	61	Trade notes, accounts payable and other liabilities

Foreign currency swap agreements	87,480	1,064	5,540	67	Other receivables	5,432	66	Trade notes, accounts payable and other liabilities
Foreign currency long- term-debt	152,508	1,856	0	0	—	0	0	—

Trading derivatives or derivatives not designated as hedging instruments:
Interest rate swap agreements	¥1,329	$16	¥0	$0	—	¥24	$0	Trade notes, accounts payable and other liabilities

Options held/written, Caps held and other	157,134	1,912	5,924	72	Other receivables	4,430	54	Trade notes, accounts payable and other liabilities

Futures, Foreign exchange contracts	188,446	2,293	702	9	Other receivables	512	6	Trade notes, accounts payable and other liabilities

Credit derivatives held	9,913	121	97	1	Other receivables	23	0	Trade notes, accounts payable and other liabilities

Disclosure of Credit Derivatives

The Company and its subsidiaries have contracted credit derivatives for the purpose of trading. Details of credit derivatives written are as follows as of March 31, 2011. There are no credit derivatives written as of March 31, 2012.

March 31, 2011

Types of derivatives	The events or circumstances that would require the seller to perform under the credit derivative	Maximum potential amount of future payment under the credit derivative	Approximate remaining term of the credit derivative	Fair value of the credit derivative
		Millions of yen		Millions of yen
Credit default swap	In case of credit event (bankruptcy, failure to pay, restructuring) occurring in underlying reference company*1	¥7,000	Less than one year	¥48
Total return swap	In case of underlying reference CMBS price falling beyond certain extent*2	28,606	Less than one year	(236)

*1	Underlying reference company’s credit ratings are BBB+ or better rated by rating agencies as of March 31, 2011.
*2	Underlying reference CMBS is highest grade tranche and its credit rating is BBB or better rated by rating agencies as of March 31, 2011. Unless such highest grade tranche of CMBS incurs a loss, the Company and its subsidiaries will not suffer a loss.